united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Logix Smart Value Fund

(formerly Day Hagan Logix Tactical Dividend Fund)

December 31, 2020

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Logix Smart Value Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2020

Average Annual Total Return through December 31, 2020,* as compared to its benchmarks.

	Six Months	1 Year Return	3 Year Return	5 Year Return	Since Inception ^
Day Hagan Logix Smart Value Fund Class A	13.54%	(1.76)%	1.14%	4.71%	4.23%
Day Hagan Logix Smart Value Fund Class A with load	7.00%	(7.41)%	(0.83)%	3.48%	3.29%
Day Hagan Logix Smart Value Fund Class C	13.02%	(2.47)%	0.38%	3.91%	3.44%
Day Hagan Logix Smart Value Fund Class I	13.64%	(1.44)%	1.42%	4.98%	4.50%
Russell 1000 Value Total Return Index **	22.75%	2.80%	6.07%	9.74%	7.45%
S&P 500 Value Total Return Index ***	19.98%	1.36%	6.78%	10.52%	8.20%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Please consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares through October 31, 2021. The Fund’s gross total annual operating expenses were 1.90% for Class A shares, 2.65% for Class C shares and 1.65% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

Investors cannot invest directly in an index.

***	The S&P 500 Value Total Return Index is a market capitalization-weighted index of 500 widely held value stocks. Investors cannot invest directly in an index.

^	Inception date is July 1, 2014.

Holdings by Security Type or Industry	% of Net Assets
Institutional Financial Services	13.7%
Health Care Facilities & Services	12.3%
Food	7.8%
Banking	7.7%
Insurance	7.3%
Biotechnology & Pharmaceuticals	6.7%
Advertising & Marketing	6.1%
Technology & Hardware	5.3%
Telecommunications	5.3%
Software	4.2%
Other / Cash & Cash Equivalents	23.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Logix Smart Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value

	COMMON STOCK - 93.1%
	ADVERTISING & MARKETING - 6.1%
42,000	Interpublic Group of Companies, Inc.	$987,840
14,500	Omnicom Group, Inc.	904,365
		1,892,205
	ASSET MANAGEMENT - 2.6%
5,249	T. Rowe Price Group, Inc. *	794,646

	BANKING - 7.7%
35,800	Bank of America Corp.	1,085,098
10,300	JPMorgan Chase & Co.	1,308,821
		2,393,919
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.7%
10,207	AbbVie, Inc.	1,093,680
26,500	Pfizer, Inc.	975,465
		2,069,145
	ENTERTAINMENT CONTENT - 3.0%
24,900	ViacomCBS, Inc.	927,774

	FOOD - 7.8%
6,900	J M Smucker Co.	797,640
11,500	Kellogg Co.	715,645
14,300	Tyson Foods, Inc.	921,492
		2,434,777
	HEALTH CARE FACILITIES & SERVICES - 12.3%
8,700	AmerisourceBergen Corp.	850,512
17,436	Cardinal Health, Inc.	933,872
18,100	CVS Health Co.	1,236,230
4,520	McKesson Corp.	786,118
		3,806,732
	INSTITUTIONAL FINANCIAL SERVICES - 13.7%
27,200	Bank of New York Mellon Co.	1,154,368
3,500	Goldman Sachs Group, Inc.	922,985
19,728	Morgan Stanley	1,351,960
8,800	Northern Trust Corp.	819,632
		4,248,945
	INSURANCE - 7.3%
17,100	Aflac, Inc.	760,437
13,350	MetLife, Inc.	626,783
6,200	Travelers Cos., Inc.	870,294
		2,257,514
	RETAIL - CONSUMER STAPLES - 3.6%
35,600	Kroeger Co.	1,130,656

	SOFTWARE - 4.2%
20,200	Oracle Corp. *	1,306,738

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 93.1% (Cont.)
	SPECIALTY FINANCE- 2.1%
12,400	First American Financial Corp.	$640,212

	TECHNOLOGY HARDWARE - 5.3%
25,089	Cisco Systems, Inc. *	1,122,733
23,606	Juniper Networks, Inc. *	531,371
		1,654,104
	TECHNOLOGY SERVICES - 3.7%
16,400	Amdoc Ltd. *	1,163,252

	TELECOMMUNICATIONS - 5.3%
26,700	AT&T, Inc.	767,892
14,800	Verizon Communications, Inc.	869,500
		1,637,392
	TRANSPORTATION & LOGISTICS- 1.7%
5,700	CH Robinson Worldwide, Inc.	535,059

	TOTAL COMMON STOCK ( Cost - $24,165,998)	28,893,070

	TOTAL INVESTMENTS - 93.1% (Cost $24,165,998)	$28,893,070
	ASSETS IN EXCESS OF OTHER LIABILITIES - 6.9%	2,138,108
	TOTAL NET ASSETS - 100.0%	$31,031,178

*	All or a portion of the security is segregated as collateral.

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

ASSETS
Investment securities:
At cost	$24,165,998
At value	$28,893,070
Cash at Custodian	2,267,122
Cash at Broker	51
Dividends receivable	50,929
Prepaid expenses and other assets	28,704
TOTAL ASSETS	31,239,876

LIABILITIES
Distribution (12b-1) fees payable	1,038
Payable for Fund shares repurchased	185,111
Investment management fees payable	8,841
Payable to related parties	7,771
Accrued expenses and other liabilities	5,937
TOTAL LIABILITIES	208,698
NET ASSETS	$31,031,178

Composition of Net Assets:
Paid in capital	$35,539,830
Accumulated losses	(4,508,652)
NET ASSETS	$31,031,178

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2020

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,027,944
Shares of beneficial interest outstanding (a)	99,395
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$10.34
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.97

Class C Shares:
Net Assets	$4,802,084
Shares of beneficial interest outstanding (a)	474,860
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.11

Class I Shares:
Net Assets	$25,201,150
Shares of beneficial interest outstanding (a)	2,428,730
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.38

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

INVESTMENT INCOME
Dividends	$444,570
Interest	496
TOTAL INVESTMENT INCOME	445,066

EXPENSES
Investment management fees	177,911
Distribution (12b-1) fees:
Class A	1,827
Class C	30,963
Registration fees	36,800
Administration fees and expenses	33,962
Management service fees	20,304
Compliance officer fees	12,573
Shareholder service fees	12,418
Legal fees	7,574
Transfer agent fees	7,516
Audit fees	6,788
Trustees fees and expenses	6,033
Printing and postage expenses	2,544
Custodian fees	2,413
Insurance expense	1,288
Custody overdraft expense	178
Other expenses	1,306
TOTAL EXPENSES	362,398

Less: Fees waived by the Manager	(98,415)
NET EXPENSES	263,983

NET INVESTMENT INCOME	181,083

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	174,336
Net realized gain from investments and foreign currency transactions	174,336

Net change in unrealized appreciation on investments	3,841,919
Net change in unrealized appreciation from foreign currency translations	660
Net change on unrealized appreciation in investments and foreign currency translations	3,842,579

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,016,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,197,998

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$181,083	$814,523
Net realized gain (loss) from investments	174,336	(8,504,765)
Net change in unrealized appreciation on investments and foreign currency translations	3,842,579	1,244,725
Net increase (decrease) in net assets resulting from operations	4,197,998	(6,445,517)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(8,625)	(54,735)
Class C	(14,197)	(88,477)
Class I	(216,332)	(817,764)
Total distributions to shareholders	(239,154)	(960,976)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,908	338,806
Class C	25,450	336,675
Class I	527,176	4,457,167
Net asset value of shares issued in reinvestment of distributions:
Class A	6,707	33,750
Class C	13,690	85,118
Class I	120,284	579,591
Payments for shares redeemed:
Class A	(1,180,873)	(2,315,074)
Class C	(2,866,022)	(3,811,159)
Class I	(8,537,681)	(31,677,218)
Net decrease in net assets from shares of beneficial interest	(11,871,361)	(31,972,344)

TOTAL DECREASE IN NET ASSETS	(7,912,517)	(39,378,837)

NET ASSETS
Beginning of Period	38,943,695	78,322,532
End of Period	$31,031,178	$38,943,695

SHARE ACTIVITY
Class A:
Shares Sold	2,084	33,926
Shares Reinvested	684	3,343
Shares Redeemed	(125,874)	(233,662)
Net decrease in shares of beneficial interest outstanding	(123,106)	(196,393)

Class C:
Shares Sold	2,768	34,018
Shares Reinvested	1,404	8,597
Shares Redeemed	(305,603)	(404,667)
Net decrease in shares of beneficial interest outstanding	(301,431)	(362,052)

Class I:
Shares Sold	54,576	459,313
Shares Reinvested	12,307	57,105
Shares Redeemed	(889,932)	(3,304,598)
Net decrease in shares of beneficial interest outstanding	(823,049)	(2,788,180)

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months
	Ended		Year	Year		Year	Year	Year
	December 31, 2020		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$9.17		$10.32	$11.53		$11.33	$10.93	$10.68
Activity from investment operations:
Net investment income (4)(5)	0.05		0.13	0.15		0.08	0.05	0.05
Net realized and unrealized gain (loss) from investments	1.19		(1.13)	(0.23)		0.95	0.49	0.36
Total from investment operations	1.24		(1.00)	(0.08)		1.03	0.54	0.41
Less distributions from:
Net investment income	(0.07)		(0.14)	(0.15)		(0.08)	(0.07)	—
Net realized gains	—		(0.01)	(0.98)		(0.75)	(0.07)	(0.16)
Total distributions	(0.07)		(0.15)	(1.13)		(0.83)	(0.14)	(0.16)
Net asset value, end of period	$10.34		$9.17	$10.32		$11.53	$11.33	$10.93
Total return (1)	13.54	% (8)	(9.75)%	0.09	% (6)	9.29%	4.99%	3.90%
Net assets, at end of period (000s)	$1,028		$2,041	$4,321		$9,442	$14,379	$18,980
Ratio of gross expenses to average net assets before expense reimbursement or recapture (2)(3)	1.86	% (7)	1.86%	1.70%		1.61%	1.59%	1.70%
Ratio of net expenses to average net assets after expense reimbursement or recapture (3)	1.55	% (7)	1.55%	1.55%		1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (3)(5)	0.95	% (7)	1.28%	1.41%		0.67%	0.49%	0.49%
Portfolio Turnover Rate	30	% (8)	54%	53%		84%	72%	73%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Had the advisor not reimbursed the trade error, total return would have been (0.01)%.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31, 2020		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$8.97		$10.10	$11.31	$11.14	$10.77	$10.61
Activity from investment operations:
Net investment income (loss) (4)(5)	0.01		0.05	0.07	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) from investments	1.16		(1.09)	(0.23)	0.94	0.48	0.35
Total from investment operations	1.17		(1.04)	(0.16)	0.93	0.46	0.32
Less distributions from:
Net investment income	(0.03)		(0.08)	(0.07)	(0.01)	(0.02)	—
Net realized gains	—		(0.01)	(0.98)	(0.75)	(0.07)	(0.16)
Total distributions	(0.03)		(0.09)	(1.05)	(0.76)	(0.09)	(0.16)
Net asset value, end of period	$10.11		$8.97	$10.10	$11.31	$11.14	$10.77
Total return (1)	13.02	% (7)	(10.35)%	(0.70)%	8.43%	4.25%	2.98%
Net assets, at end of period (000s)	$4,802		$6,963	$11,495	$16,869	$20,045	$14,915
Ratio of gross expenses to average net assets before expense reimbursement or recapture (2)(3)	2.61	% (6)	2.61%	2.45%	2.36%	2.34%	2.45%
Ratio of net expenses to average net assets after expense reimbursement or recapture (3)	2.30	% (6)	2.30%	2.30%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (3)(5)	0.20	% (6)	0.54%	0.69%	(0.08%)	(0.20%)	(0.34%)
Portfolio Turnover Rate	30	% (7)	54%	53%	84%	72%	73%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31, 2020		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
Net asset value, beginning of period	$9.21		$10.35	$11.56	$11.37	$10.97	$10.70
Activity from investment operations:
Net investment income (4)(5)	0.06		0.15	0.19	0.11	0.09	0.07
Net realized and unrealized gain (loss) from investments	1.19		(1.11)	(0.24)	0.95	0.49	0.37
Total from investment operations	1.25		(0.96)	(0.05)	1.06	0.58	0.44
Less distributions from:
Net investment income	(0.08)		(0.17)	(0.18)	(0.12)	(0.11)	(0.01)
Net realized gains	—		(0.01)	(0.98)	(0.75)	(0.07)	(0.16)
Total distributions	(0.08)		(0.18)	(1.16)	(0.87)	(0.18)	(0.17)
Net asset value, end of period	$10.38		$9.21	$10.35	$11.56	$11.37	$10.97
Total return (1)	13.64	% (7)	(9.43)%	0.35%	9.45%	5.31%	4.09%
Net assets, at end of period (000s)	$25,201		$29,940	$62,506	$93,997	$113,267	$91,018
Ratio of gross expenses to average net assets before expense reimbursement or recapture (2)(3)	1.61	% (6)	1.61%	1.45%	1.36%	1.34%	1.45%
Ratio of net expenses to average net assets after expense reimbursement or recapture (3)	1.30	% (6)	1.30%	1.30%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (3)(5)	1.20	% (6)	1.52%	1.71%	0.92%	0.80%	0.65%
Portfolio Turnover Rate	30	% (7)	54%	53%	84%	72%	73%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series Day Hagan Logix Smart Value Fund (formerly Day Hagan Logix Tactical Dividend Fund) (the “Fund” ). The Fund is registered as a diversified fund. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

The Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

The Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including Accounting Standards Update 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange--traded fund purchased by the Fund will not change. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures” ) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The Fund utilizes various methods to measure the fair value of most of it’s investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2020:

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock (b)	$28,893,070	$—	$—	$28,893,070
Total	$28,893,070	$—	$—	$28,893,070

(a)	As of and during the six months ended December 31, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange-traded funds and common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major index classification, please refer to the Portfolios of Investments.

b)       Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the six months ended December 31, 2020, there were no option transactions on the Fund.

c)       Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2020, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2020, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2018-2020 for the Fund) or expected to be taken in year ended 2021 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax returns is presently in progress.

d)       Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses,

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)       Indemnification - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)       Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares, in the Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended December 31, 2020, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

j)       Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund was as follows:

Purchases	Sales
$9,267,087	$21,940,599

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Fund pursuant to the terms of an investment advisory agreement between the Fund and Day Hagan (the “Management Agreement”). DH Logix, LLC serves as sub-adviser to a portion of the Day Hagan Logix Smart Value Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for the Fund, such fees to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2020, management fees of $177,911 were incurred by the Fund, before the waiver and reimbursement described below. For the six months ended December 31, 2020, the Fund owed $8,841 to the manager.

The Manager and the Trust, with respect to the Fund, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class I shares of the Fund’s average daily net assets through October 31, 2021. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within three years after the fees have been waived or reimbursed, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2020, the Manager waived management fees of $98,415 for the Fund, pursuant to the Expense Limitation Agreement. As of December 31, 2020, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2021	2022	2023
Day Hagan Logix Smart Value Fund	$17,140	$141,740	$184,460

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2020, $20,304 in fees were incurred under the Management Service Agreement for the Fund.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund, AlphaCentric Advisors LLC, and Catalyst Capital Advisors LLC (AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset -based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares of the Fund, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2020, the Distributor received $36 in underwriter commissions from the sale of Class A shares of the Fund.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,421,524 for the Fund respectively, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation:	$4,812,250
Gross Unrealized Depreciation:	(340,704)
Net Unrealized Appreciation:	$4,471,546

The tax character of distributions paid during the fiscal years ended June 30, 2020 and June 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2020	June 30, 2019
Ordinary Income	$933,813	$4,740,696
Long-Term Capital Gain	27,163	5,461,628
Return of Capital	—	—
	$960,976	$10,202,324

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Day Hagan Logix Smart Value Fund	$51,478	$—	$(8,862,969)	$(285,497)	$—	$629,492	$(8,467,496)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund incurred and elected to defer such capital losses of $8,862,969.

Day Hagan Logix Smart Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

At June 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$285,497	$—	$285,497	$—

(5)	UNDERLYING FUND RISK

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(6)	COVID-19 RISK

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and has spread globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, National Financial Services LLC and Raymond James & Assoc. held 35.42% and 44.85%, respectively, and may be deemed to control the Fund.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Management Agreement Between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Mutual Fund Series Trust with respect to the Day Hagan Logix Smart Value Fund

In connection with a regular meeting held on August 19, 2020, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Logix Smart Value Fund (“Day Hagan SV”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with its deliberations regarding the renewal of the Management Agreement, the Board reviewed materials prepared by Day Hagan.

Nature, Extent, and Quality of Services. The Board discussed its familiarity with Day Hagan’s portfolio management team, noting that the consistency and expertise of Day Hagan’s personnel were beneficial to Day Hagan SV’s shareholders. The Board noted that the chief compliance officer was highly responsive to, and Day Hagan SV’s portfolio managers were pro-active on, compliance matters. The Board discussed that Day Hagan used pre-trade review checklists to stay within Day Hagan SV’s investment restrictions and monitored the impact of every trading decision post-trade on Day Hagan SV’s allocation and concentration limits. The Board observed that Day Hagan utilized a sub-advisor and conducted quarterly compliance meetings with the sub-advisor to review trades, portfolio allocation and attributions. The Board concluded that the services provided by Day Hagan were in line with its expectations.

Performance. The Board remarked that Day Hagan SV underperformed its peer group, Morningstar Category and the S&P 500 Value Total Return Index over all periods. The Board considered Day Hagan’s representation that it reviewed the entire portfolio with the sub-advisor and was satisfied that Day Hagan SV’s performance was consistent with that of the other accounts managed by the sub-advisor. The Board noted Day Hagan’s statement that the sub-advisor continued to use the same process for its client accounts that provided acceptable returns and was outperforming its value benchmark since 2002. After further discussion, the Board determined that Day Hagan SV’s performance was acceptable given the value focus of Day Hagan SV.

Fees and Expenses. The Board remarked that the 1.00% management fee for Day Hagan SV was the highest of its peer group and higher than the Morningstar category median and average. The Board noted that Day Hagan SV’s 1.58% net expense ratio was higher than the peer group and Morningstar category averages and medians, but well below the 5.23% high of the peer group and the 4.76% high of the Morningstar category. The Board discussed Day Hagan’s view that the fees for Day Hagan SV were justified by the advisor’s and sub -advisor’s significant research to construct Day Hagan SV’s portfolio. The Board concluded that the advisory fee for Day Hagan SV was not unreasonable.

Profitability. The Board observed that, based on the information Day Hagan provided, Day Hagan was managing Day Hagan SV at a loss. The Board therefore concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board considered whether economies of scale had been realized with respect to the management of Day Hagan SV and concluded that based on the current asset level of Day Hagan SV, it did not appear that Day Hagan had achieved sufficient economies of scale to warrant breakpoints. The Board agreed that although Day Hagan had not yet reached economies of scale, it would revisit the issue as the size of Day Hagan SV materially increased.

Conclusion. Having requested and received information from Day Hagan as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of Day Hagan SV and its shareholders.

Consideration and Renewal of Sub -Advisory Agreement between Donald L. Hagan, LLC (the “Advisor”) and DH Logix, LLC (“DH Logix”) with respect to the Day Hagan Logix Smart Value Fund (“Day Hagan SV”)

In connection with a regular meeting held on August 19, 2020 , the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between the Advisor and DH Logix (the “Sub-Advisory Agreement”), with respect to Day Hagan SV.

The Board was assisted by legal counsel throughout the renewal process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by DH Logix.

Nature, Extent, and Quality of Services. The Board reviewed the backgrounds and experience of the DH Logix personnel servicing Day Hagan SV and noted that there had been no changes to the DH Logix’s key personnel since the approval of the sub-advisory agreement. The Board observed that DH Logix provided portfolio management services to Day Hagan SV, including portfolio construction and trade execution. The Board noted that the DH Logix made investment decisions with the Advisor’s oversight, and developed pre-trade checklists to monitor overall cash positions, industry and sector allocations, and portfolio liquidity, among other matters. The Board commented that DH Logix selected broker-dealers based on best execution and maintained adequate insurance coverage. The Board remarked that DH Logix had not experienced any material compliance, litigation or regulatory issues since the sub-advisory agreement was approved. The Board concluded that the services provided by DH Logix were in line with its expectations.

Performance. The Board remarked that Day Hagan SV underperformed its peer group, Morningstar Category and the S&P 500 Value Total Return Index over all periods. The Board considered DH Logix’s representation that Day Hagan SV’s performance was consistent with that of the other accounts managed by DH Logix. The Board noted that DH Logix continued to use the same process for its client accounts that provided acceptable returns was outperforming its value benchmark since 2002. After further discussion, the Board determined that Day Hagan SV’s performance was acceptable given the value focus of Day Hagan SV.

Fees and Expenses. The Board noted that DH Logix charged a sub-advisory fee of 1.00% that was shared between the Advisor and Gries Financial, LLC, the parent companies of DH Logix. The Board concluded that DH Logix’s sub-advisory fee was not unreasonable.

Profitability. The Board observed that DH Logix earned a profit from its relationship to Day Hagan SV. The Board recalled DH Logix’s profit was offset by the loss incurred by the Advisor. After further discussion, the Board concluded that the DH Logix’s profitability was not excessive.

Economies of Scale. The Board considered whether DH Logix had realized economies of scale with respect to the sub-advisory services provided to Day Hagan SV. The Board agreed that DH Logix did not appear to have benefited from economies of scale in the provision of services to Day Hagan SV.

Conclusion. Having requested and received such information from DH Logix as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between the Advisor and DH Logix, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Day Hagan SV and its shareholders.

Day Hagan Logix Smart Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2020, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Day Hagan Logix Smart Value Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/20	12/31/20	7/1/20 – 12/31/20	7/1/20 – 12/31/20
Class A	$1,000.00	$1,135.40	$8.34	1.55%
Class C	1,000.00	1,130.20	12.35	2.30%
Class I	1,000.00	1,136.40	7.00	1.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/20	12/31/21	7/1/20 – 12/31/20	7/1/20 – 12/31/20
Class A	$1,000.00	$1,017.39	$7.88	1.55%
Class C	1,000.00	1,013.61	11.67	2.30%
Class I	1,000.00	1,018.65	6.61	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-798-3833.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the SEC’s website at http://www.sec.gov.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Dr.
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: 03/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: 03/08/2021